Short-term investments	12 Months Ended
Dec. 31, 2020
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Short Term Investments [Text Block]
18	Short-term investments
Short-term
held-to-maturity
securities were mainly deposits in commercial banks with maturities less than one year and structured deposits issued by commercial banks and other financial intuitions for which the Company has the positive intent and ability to hold those securities to maturity.
For the year ended December 31, 2019 there was no short-term investment balance. Short-term investments classification as of December 31, 2020 were shown as below:

	As of December 31, 2020
	Cost or Amortized cost		Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrecognized gains	Gross unrecognized losses	Fair value
	RMB	USD					RMB	USD
Held-to-maturity debt investments	80,000	12,261	—	—	—	—	80,000	12,261

Short-term investments comprise primarily of principal guaranteed structured deposits placed with financial institutions with maturities within twelve months and interest rates indexed to gold prices or USD LIBOR rates. The indexation of interest rates to gold prices or USD LIBOR rates are considered embedded derivatives that are separated from the host contract of bank structured deposits and are recorded separately in “Derivative assets” and measured at fair value in the consolidated balance sheets. The fair value of the derivatives assets is disclosed in Note 19 - Fair value measurements.
The Company accounts for its short-term investments in accordance with ASC Topic 320, Investments—Debt Securities (“ASC 320”) and as the Company has the positive intent and ability to hold them to maturity, the short-term investments are classified as held-to-maturity
securities and stated at amortized cost less impairment
.